Note 5 - CMBS Trusts - Schedule of Change in Net Assets Related to Consolidated CMBS Variable Interest Entities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Unrealized loss	$ (200)	$ 101
Variable Interest Entity, Primary Beneficiary [Member]
Net interest earned	5,017	10,024
Unrealized loss	3,903	(11,231)
Change in net assets related to consolidated CMBS variable interest entities	$ 8,920	$ (1,207)